RECENT DEVELOPMENTS (Tables)	6 Months Ended
Jun. 30, 2014
RECENT DEVELOPMENTS [Abstract]
Schedule of Consideration and Provisional Valuation of Assets Acquired and Liabilities Assumed
As of March 31, 2014
Current assets	$91,414
Machinery and equipment	245,278
Intangible assets	24,520
Total assets as of acquisition date	$361,212

Current liabilities	$1,426
Long-term Loan	85,249
Deferred tax liability	93,602
Total liabilities as of acquisition date	$180,277

Total net assets acquired	$180,935
The fair value non-controlling interests in TPSCo	7,120
Tower's consideration	7,411
Gain on acquisition	$166,404